Mineral Property	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Mineral Property:
Mineral Property

Note 3 - Mineral Property

The Company acquired its interest in the Trinity Project through an Exploration Earn-In Agreement. On March 29, 2010, the Company entered into the Earn-In Agreement relating to the Trinity Project with AuEx, Inc., a Nevada company beneficially owned by another Nevada company AuEx Ventures, Inc. AuEx, Inc. held an exclusive interest in the Trinity Project by way of a Minerals Lease and Sublease with Newmont Mining USA Limited, a Delaware corporation who owns or leases the various unpatented mining claims and portions of private land comprising the Trinity Project. As part of a restructuring transaction by AuEx Ventures, Inc., another Nevada company Renaissance Exploration Inc. (“Renaissance”) was spun out, and on July 1, 2010 AuEx, Inc. assigned all of its interest in the Trinity Project and the Earn-In Agreement to Renaissance, who currently holds a 100% leasehold interest in the Trinity Project. The Minerals Lease and Sublease grants to Newmont, a right of first offer on any transfer of AuEx, Inc.’s interests in the Trinity Project to any non-affiliate of AuEx, Inc., and also gives Newmont a right to either enter into a joint venture agreement covering the Trinity Project and any other real property interests that AuEx, Inc. holds or acquires within the Trinity Project, or receive a royalty on all mineral production from such properties. Currently the rights to the Trinity Project are held 100% by Renaissance, pursuant to an assignment of such rights from AuEx, Inc. The Company entered into the Earn-In Agreement providing the Company with a right to earn a 70% undivided interest in rights of Renaissance in the Trinity Project (the “70% Interest”).

Under the Earn-In Agreement, the Company may earn-in the 70% Interest in the Trinity Project during a 6-year period in consideration of (1) a signing payment of $25,000, which has been made, (2) an expenditure of a cumulative total of $5,000,000 in exploration and development expenses on the Trinity Project by March 29, 2016, including a minimum of $500,000 which must be expended within one year from the effective date of the Agreement, and (3) completion of a bankable feasibility study on the Trinity Project on or before the 7th anniversary date of the Agreement. Item (1) has been completed by the Company, and the Company has satisfied item (2), and will report its compliance as of March 29, 2013, which is the end of the third year from the inception of the Earn-in Agreement.

On October 15, 2012, the Company entered into and closed a Purchase Agreement (the “Purchase Agreement”) with Primus Resources, L.C. and James A. Freeman (collectively “Seller”) to acquire unpatented mining claims, Nevada BLM Serial No. 799907, 799908, 799909, 799910, and 799911 covering approximately 100 acres of property located adjacent to the former Trinity Silver mine on the Company’s Trinity Project (the “Hi Ho Properties”). The Hi Ho Properties were previously the only acreage not controlled by the Company or its joint venture partner Renaissance Exploration Inc. in the Trinity Project. Under the terms of the Purchase Agreement, the Company provided cash consideration of US$250,000 and issued 2,583,333 restricted shares of common stock of the Company to Seller. In addition the Seller was granted a 2% net smelter royalty on future production from the Hi Ho Properties pursuant to the terms of a Deed With Reservation of Royalty Hi Ho Silver Claims.

In conjunction with the entry into the Purchase Agreement, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Seller, pursuant to which the Company agreed to file a registration statement on Form S-1 with the United States Securities and Exchange Commission, within thirty (30) days of the closing, which registers the common stock issued to the Seller pursuant to the Purchase Agreement. Pursuant to the Registration Rights Agreement the Company will pay Seller additional consideration as follows:

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if this registration statement is declared effective by the United States Securities Exchange Commission by March 1, 2013, Liberty Silver will issue an additional 277,778 Liberty Silver common shares to Primus, thereby increasing the total aggregate number of shares issued to 2,861,111 shares; or

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if this registration statement is not declared effective by the United States Securities Exchange Commission by March 1, 2013, Liberty Silver will pay Primus US$200,000. As well, if the five-day weighted average trading price of Liberty Silver’s common shares on the Toronto Stock Exchange as of March 1, 2013 (the “Market Price”) exceeds US$0.72 per share, Liberty Silver will issue an additional number of Liberty Silver common shares to Primus equal to (a) 277,778 less (b) US$200,000 divided by the Market Price.

The Trinity Project consists of a total of approximately 10,600 acres, including 5,676 acres of fee land and 253 unpatented mining claims.

The Company has completed some financing transactions, and continues to pursue additional financing opportunities in order to obtain the capital needed to fulfill its financial obligations under the terms of the Earn-In Agreement. There has been no mining of resources to date.

Note 4 - Mineral Property

Pursuant to a mineral property purchase agreement dated May 24, 2007, the Company acquired a 100% undivided right, title and interest in a mineral claim, located in Section 8 of T35N, R36E Mount Diablo Base Meridian in Elko County, within the state of Nevada for a cash payment of $10,000. The Company must annually renew the lease on the land with the state for $1,800 and has not renewed the lease as of fiscal year end, June 30, 2010. The lease has expired.

Since the Company had not established the commercial feasibility of the mineral claim, the acquisition costs had been capitalized. The Company has not depleted the mineral claims as no proven reserves have been found. The Company was not able to keep the mineral claim in good standing due to lack of funding. The Company allowed the mineral claim to lapse at the end of June 2009. At June 30, 2009, the Company determined that there was little, or no, possibility of the company generating revenues related to the mining interests. This, coupled with the lapse of the mineral claims lease, was determined to be an impairment of the asset. As such, the Company’s management determined to fully impair the mining interests, which was a charged to the Company’s statements of operations in the amount of $11,800.

On March 29, 2010, the Company entered into an Exploration Earn-In Agreement (the “Agreement”) with AuEx Ventures, Inc., a Nevada corporation. The Agreement relates to the Trinity Silver property (the “Property”) located in Pershing County, Nevada, which consists of a total of approximately 10,020 acres, including 5,700 acres of fee land and 240 unpatented mining claims.

Under the Agreement, the Company may earn-in a 70% undivided interest in the Property during a 6-year period in consideration of (1) a signing payment of $25,000, which has been made and has been capitalized, (2) an expenditure of a cumulative total of $5,000,000 in exploration and development expenses on the Property by March 29, 2016, and (3) completion of a bankable feasibility study on the Property on or before the 7th anniversary date of the Agreement.

The Company has completed, and continues to pursue, financing opportunities to be in compliance with terms of the Earn-In Agreement. There has been no mining of mineralized materials to date.

Subsequent to the fiscal year ended June 30, 2012, as discussed in Note 10 herein, on August 8, 2012, the Company entered into a conditional letter agreement with Primus Resources, L.C. to acquire approximately 100 acres located adjacent to the former Trinity Silver mine on the Company’s Trinity property in Nevada.